SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2020
Cash Flow Statement [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION	SUPPLEMENTAL CASH FLOW INFORMATION

	Year ended December 31
(US$ MILLIONS)	2020	2019	2018
Interest paid	$1,135	$1,079	$456
Income taxes paid	$428	$190	$112
    Amounts paid and received for interest were reflected as operating cash flows in the consolidated statements of cash flow.
    Total cash outflows across the partnership’s lease contracts were $330 million (2019: $305 million).
    Details of “Changes in non-cash working capital, net” on the consolidated statements of cash flow are as follows:

	Year ended December 31
(US$ MILLIONS)	2020	2019	2018
Accounts receivable	$546	$(70)	$(11)
Inventory	453	78	153
Prepayments and other	53	(11)	(89)
Accounts payable and other	284	119	(322)
Changes in non-cash working capital, net	$1,336	$116	$(269)
    The following table presents the change in the balance of liabilities arising from financing activities as at December 31, 2020:

(US$ MILLIONS)	2020	2019
Balance at beginning of year	$22,399	$10,866
Cash flows	(102)	11,378
Non-cash changes:
Acquisitions / (dispositions) of subsidiaries	739	357
Foreign currency translation	210	(9)
Fair value	(49)	(19)
Held for sale (1)	—	(305)
Other changes	579	131
Balance at end of year	$23,776	$22,399
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(1)Includes liabilities that were reclassified as held for sale and subsequently disposed. See Note 8 and Note 9 for additional information.